Consolidated Statements of Cash Flows (Unaudited) (Parenthetical)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2010	Mar. 31, 2009
Changes in assets and liabilities:
RISPERDAL CONSTA secured notes, principal	7.00%	7.00%	7.00%